RELATED PARTIES - Summarized Balance Sheet for Equity Method Investment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Current assets	$ 9,891	$ 19,576
Total assets	37,403	32,822
Current liabilities	(7,892)	(6,981)
Total liabilities	(23,008)	(23,817)
Total Equity	14,395	9,005	$ 8,076	$ 7,094
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Current assets	12,823	11,432
Non-current assets	2,396	1,834
Total assets	15,219	13,266
Current liabilities	(11,053)	(9,296)
Non-current liabilities	(210)	(190)
Total liabilities	(11,263)	(9,486)
Total Equity	$ 3,956	$ 3,780